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                          Supplement Dated October 29, 1997
                to Prospectus and Statement of Additional Information
                                   Dated May 1, 1997
                                         for
                  GrandMaster III Flexible Premium Variable Annuity
                 issued by National Integrity Life Insurance Company
                                         and
                        Funded Through Its Separate Account I

                            THIS SUPPLEMENT MODIFIES THE
                  PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                            AND SHOULD BE READ AND RETAINED



Footnote (7) of the Table of Annual Fees and Expenses under Part 1 of the Prospectus is replaced with the following:

    (7) The investment adviser agreed to reimburse a portion of VIP II Index 500 Portfolio's expenses during the period. Without this reimbursement, the fund's management fee, other expenses and total expenses would have been .28%, .15%, and .43%, respectively.